Schedule of Investments (unaudited) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 18.1%
Abacus Property Group	93,013	$180,932
Accent Group Ltd.	50,642	59,035
Adbri Ltd.	86,438	171,784
Afterpay Ltd.(a)	33,296	2,260,817
AGL Energy Ltd.	98,164	860,317
ALS Ltd.	86,298	566,636
Altium Ltd.	29,221	762,950
Alumina Ltd.	467,568	471,182
AMP Ltd.	495,329	532,203
Ampol Ltd.	39,789	724,811
Ansell Ltd.	25,870	730,140
APA Group	177,038	1,304,169
Appen Ltd.	27,864	632,422
ARB Corp. Ltd.	16,996	367,254
Aristocrat Leisure Ltd.	92,250	1,854,725
ASX Ltd.	30,573	1,709,648
Atlas Arteria Ltd.	136,189	539,403
Aurizon Holdings Ltd.	317,823	841,431
AusNet Services	290,987	408,691
Australia & New Zealand Banking Group Ltd.	425,797	5,624,491
Australian Agricultural Co. Ltd.(a)(b)	214,699	168,111
Australian Pharmaceutical Industries Ltd.	167,321	128,664
Bank of Queensland Ltd.	70,950	319,874
Bapcor Ltd.	53,141	285,858
Beach Energy Ltd.	422,403	350,026
Bendigo & Adelaide Bank Ltd.	82,755	388,787
BHP Group Ltd.	454,080	10,771,690
Blackmores Ltd.(a)	3,546	174,960
BlueScope Steel Ltd.	95,214	980,227
Boral Ltd.	202,298	647,811
Brambles Ltd.	239,082	1,610,117
Breville Group Ltd.	23,457	429,443
Brickworks Ltd.	21,859	265,717
BWP Trust	119,320	336,008
carsales.com Ltd.	56,513	824,284
Cedar Woods Properties Ltd.	51,124	206,077
Challenger Ltd.	93,740	316,637
Charter Hall Group	96,252	834,097
Charter Hall Long Wale REIT	67,080	224,700
Charter Hall Retail REIT	85,360	206,208
CIMIC Group Ltd.(a)	19,551	295,188
Cleanaway Waste Management Ltd.	419,905	604,501
Coca-Cola Amatil Ltd.	87,350	762,475
Cochlear Ltd.	9,976	1,486,458
Coles Group Ltd.	207,556	2,587,173
Commonwealth Bank of Australia	276,694	13,411,166
Computershare Ltd.	74,571	636,265
Corporate Travel Management Ltd.(a)(b)	60,656	621,897
Costa Group Holdings Ltd.	98,694	246,736
Credit Corp. Group Ltd.	19,734	253,882
Cromwell Property Group	423,071	259,964
Crown Resorts Ltd.	58,230	338,586
CSL Ltd.	71,784	14,495,993
CSR Ltd.	101,363	313,913
Deterra Royalties Ltd.(a)	74,346	205,183
Dexus	137,853	833,511
Domino’s Pizza Enterprises Ltd.	11,641	692,659
Downer EDI Ltd.	109,293	337,704

Security	Shares	Value

Australia (continued)
Eagers Automotive Ltd.	31,993	$243,993
Evolution Mining Ltd.	289,307	1,125,539
Flight Centre Travel Group Ltd.(a)(b)	37,164	293,868
Fortescue Metals Group Ltd.	250,532	3,056,011
GDI Property Group	439,794	328,920
Genworth Mortgage Insurance Australia Ltd.	79,183	94,809
Goodman Group	250,990	3,243,143
GPT Group (The)	264,357	748,148
GrainCorp Ltd., Class A(a)	40,885	101,639
Growthpoint Properties Australia Ltd.	51,236	122,334
GUD Holdings Ltd.	20,341	180,413
GWA Group Ltd.	76,067	141,024
Hansen Technologies Ltd.	50,740	140,391
Harvey Norman Holdings Ltd.	110,489	344,504
Healius Ltd.	83,041	196,523
IGO Ltd.	122,122	380,775
Iluka Resources Ltd.	74,346	268,879
Incitec Pivot Ltd.	302,231	407,504
Insurance Australia Group Ltd.	341,848	1,145,100
InvoCare Ltd.	29,301	207,618
IOOF Holdings Ltd.	96,586	198,056
IPH Ltd.	71,261	328,783
IRESS Ltd.	47,302	304,608
James Hardie Industries PLC	75,186	1,825,803
JB Hi-Fi Ltd.	22,551	751,122
Lendlease Corp. Ltd.	102,942	864,601
Link Administration Holdings Ltd.	106,640	357,216
Lynas Corp. Ltd.(a)	204,249	405,918
Macquarie Group Ltd.	48,174	4,287,978
Magellan Financial Group Ltd.	23,857	923,122
Mayne Pharma Group Ltd.(a)	496,223	104,542
McMillan Shakespeare Ltd.	16,314	107,004
Medibank Pvt Ltd.	451,875	847,269
Mesoblast Ltd.(a)(b)	126,420	271,662
Metcash Ltd.	161,409	334,381
Mineral Resources Ltd.(b)	36,496	639,708
Mirvac Group	544,988	807,535
Monadelphous Group Ltd.	30,070	193,006
National Australia Bank Ltd.	487,339	6,365,550
National Storage REIT	152,394	193,169
nearmap Ltd.(a)(b)	162,884	263,086
Newcrest Mining Ltd.	130,276	2,675,061
NEXTDC Ltd.(a)	71,546	640,098
NIB Holdings Ltd.	71,494	208,860
Nine Entertainment Co. Holdings Ltd.	300,780	439,343
Northern Star Resources Ltd.	127,921	1,334,013
NRW Holdings Ltd.	176,128	269,635
Nufarm Ltd./Australia(a)	87,321	210,945
Oil Search Ltd.	334,860	604,350
Orica Ltd.	60,418	647,460
Origin Energy Ltd.	279,118	784,043
Orora Ltd.	181,578	328,984
OZ Minerals Ltd.	52,225	544,991
Pact Group Holdings Ltd.	73,981	122,090
Pendal Group Ltd.	49,106	223,116
Perenti Global Ltd.	224,116	164,468
Pilbara Minerals Ltd.(a)(b)	799,577	235,831
Platinum Asset Management Ltd.	56,442	120,891
PolyNovo Ltd.(a)(b)	94,428	172,411
Premier Investments Ltd.	13,576	203,546

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
QBE Insurance Group Ltd.	204,646	$1,185,630
Qube Holdings Ltd.	276,876	515,256
Ramsay Health Care Ltd.	27,827	1,218,413
REA Group Ltd.	10,786	895,833
Regis Resources Ltd.	103,426	301,418
Reliance Worldwide Corp. Ltd.	167,356	483,031
Rio Tinto Ltd.	56,477	3,665,865
Sandfire Resources Ltd.	56,005	173,836
Santos Ltd.	315,747	1,048,799
Saracen Mineral Holdings Ltd.(a)	213,279	844,732
Scentre Group	730,206	1,076,853
Seek Ltd.(a)(c)	58,482	883,394
Select Harvests Ltd.	63,640	273,510
SG Fleet Group Ltd.	70,289	83,419
Shopping Centres Australasia Property Group	165,190	269,131
Silver Lake Resources Ltd.(a)	137,462	203,684
Sims Ltd.	32,589	217,642
Sonic Healthcare Ltd.	70,246	1,717,680
South32 Ltd.	818,694	1,167,104
Southern Cross Media Group Ltd.(a)	1,256,379	154,401
Spark Infrastructure Group	267,019	372,216
St. Barbara Ltd.	211,390	393,389
Star Entertainment Grp Ltd. (The)	130,389	300,335
Steadfast Group Ltd.	177,451	443,629
Stockland	372,403	1,006,852
Suncorp Group Ltd.	184,021	1,060,968
Super Retail Group Ltd.	31,669	248,861
Sydney Airport	198,842	761,021
Tabcorp Holdings Ltd.	359,266	830,049
Tassal Group Ltd.	118,229	293,913
Technology One Ltd.	82,801	521,579
Telstra Corp. Ltd.	560,994	1,055,808
TPG Telecom Ltd.(a)	67,324	339,458
Transurban Group	403,802	3,816,852
Treasury Wine Estates Ltd.	123,215	793,459
Tuas Ltd.(a)	34,641	18,488
United Malt Grp Ltd.(a)	56,365	159,517
Vicinity Centres	327,577	278,350
Vocus Group Ltd.(a)	144,824	350,874
Waypoint REIT	109,822	206,688
Wesfarmers Ltd.	166,539	5,375,116
Western Areas Ltd.	119,315	161,294
Westpac Banking Corp.	562,919	7,080,001
Whitehaven Coal Ltd.	232,835	174,136
WiseTech Global Ltd.	30,444	617,648
Woodside Petroleum Ltd.	139,371	1,714,740
Woolworths Group Ltd.	195,951	5,251,069
Worley Ltd.	76,836	507,746

		172,044,668

Hong Kong — 8.2%
AIA Group Ltd.	1,892,000	17,822,472
ASM Pacific Technology Ltd.	68,800	692,006
Bank of East Asia Ltd. (The)	206,400	371,554
BeiGene Ltd., ADR(a)	6,536	1,938,055
BOC Hong Kong Holdings Ltd.	602,000	1,669,020
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	1
Budweiser Brewing Co. APAC Ltd.(d)	240,500	707,093
Champion REIT	344,000	166,348
CITIC Telecom International Holdings Ltd.	649,000	205,876
CK Asset Holdings Ltd.	430,072	1,990,959

Security	Shares	Value

Hong Kong (continued)
CK Hutchison Holdings Ltd.	430,072	$2,589,910
CK Infrastructure Holdings Ltd.	89,000	418,899
CLP Holdings Ltd.	258,000	2,372,116
Dah Sing Banking Group Ltd.	206,400	177,260
Dairy Farm International Holdings Ltd.	51,600	194,532
FIH Mobile Ltd.(a)	516,000	56,558
Galaxy Entertainment Group Ltd.	344,000	2,266,762
Giordano International Ltd.	350,000	55,514
Haitong International Securities Group Ltd.	1,032,000	234,217
Hang Lung Properties Ltd.	345,000	837,270
Hang Seng Bank Ltd.	120,400	1,850,672
Henderson Land Development Co. Ltd.	175,970	622,885
HKBN Ltd.	215,000	370,400
HKT Trust & HKT Ltd.	516,720	667,651
Hong Kong & China Gas Co. Ltd.	1,616,596	2,322,273
Hong Kong Exchanges & Clearing Ltd.	186,400	8,898,338
Hongkong Land Holdings Ltd.	189,200	694,364
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	350,000	52,354
Hysan Development Co. Ltd.	128,000	406,868
Jardine Matheson Holdings Ltd.	34,400	1,527,016
Jardine Strategic Holdings Ltd.	34,900	756,981
Johnson Electric Holdings Ltd.	86,000	177,659
Kerry Logistics Network Ltd.	172,500	359,465
Kerry Properties Ltd.	105,500	257,939
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	516,750	63,970
Link REIT	326,800	2,488,448
Macau Legend Development Ltd.(a)	1,865,000	252,519
Man Wah Holdings Ltd.	412,800	570,639
Melco International Development Ltd.	172,000	278,577
Melco Resorts & Entertainment Ltd., ADR	45,680	736,362
Microport Scientific Corp.	141,000	495,464
Minth Group Ltd.	122,000	504,214
MTR Corp. Ltd.	258,000	1,275,885
New World Development Co. Ltd.	225,000	1,070,620
NWS Holdings Ltd.	345,000	302,075
Pacific Basin Shipping Ltd.	1,150,000	167,573
Pacific Textiles Holdings Ltd.	175,000	99,293
PCCW Ltd.(b)	516,000	310,072
Power Assets Holdings Ltd.	252,000	1,294,957
Sands China Ltd.	412,800	1,445,227
Shangri-La Asia Ltd.(a)	230,000	180,622
Shun Tak Holdings Ltd.	690,000	201,977
Sino Land Co. Ltd.	344,000	406,332
SITC International Holdings Co. Ltd.	345,000	532,080
SJM Holdings Ltd.	516,000	534,308
SmarTone Telecommunications Holdings Ltd.	87,500	47,164
Sun Hung Kai & Co. Ltd.	347,000	134,686
Sun Hung Kai Properties Ltd.	172,000	2,199,114
SUNeVision Holdings Ltd.	392,000	342,722
Sunlight REIT	517,000	222,671
Swire Pacific Ltd., Class A	86,000	391,471
Swire Properties Ltd.	192,200	514,278
Techtronic Industries Co. Ltd.	252,000	3,360,065
Television Broadcasts Ltd.	48,300	38,740
Town Health International Medical Group Ltd.(a)(b)(c)	632,000	306
Value Partners Group Ltd.	538,000	234,491
VTech Holdings Ltd.	34,500	228,892
WH Group Ltd.(d)	1,548,000	1,215,668

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	238,000	$913,042
Wynn Macau Ltd.(a)(b)	275,200	379,716
Xinyi Glass Holdings Ltd.	350,000	766,359
Yue Yuen Industrial Holdings Ltd.	172,000	279,907

		78,211,794

Japan — 68.9%
Acom Co. Ltd.	120,400	537,850
ADEKA Corp.	34,700	447,442
Advance Residence Investment Corp.	347	1,012,388
Advantest Corp.	34,500	1,990,004
Aeon Co. Ltd.	103,200	2,629,359
AEON Financial Service Co. Ltd.	17,500	177,946
Aeon Mall Co. Ltd.	34,500	536,278
AEON REIT Investment Corp.	345	389,420
AGC Inc.	34,400	1,067,802
Aica Kogyo Co. Ltd.	17,200	577,501
Aida Engineering Ltd.	51,600	392,898
Aiful Corp.(a)	154,800	456,078
Aisin Seiki Co. Ltd.	17,200	517,448
Ajinomoto Co. Inc.	68,800	1,380,409
Alfresa Holdings Corp.	34,500	630,663
Alps Alpine Co. Ltd.	45,924	655,869
Amada Co. Ltd.	68,800	595,600
Amano Corp.	17,300	405,277
ANA Holdings Inc.(a)	19,200	416,912
AnGes Inc.(a)(b)	17,200	179,338
Anritsu Corp.	34,500	752,769
AOKI Holdings Inc.	34,400	148,406
Aozora Bank Ltd.	19,800	323,497
Argo Graphics Inc.	17,200	530,610
Asahi Group Holdings Ltd.	68,800	2,121,125
Asahi Intecc Co. Ltd.	34,400	1,064,511
Asahi Kasei Corp.	189,200	1,629,574
Astellas Pharma Inc.	309,600	4,249,818
Autobacs Seven Co. Ltd.	34,700	441,467
Azbil Corp.	34,400	1,390,281
Bandai Namco Holdings Inc.	34,400	2,558,776
Bank of the Ryukyus Ltd.	51,900	426,956
Benesse Holdings Inc.	17,200	404,580
Bic Camera Inc.	34,500	379,520
Bridgestone Corp.	86,000	2,788,789
Brother Industries Ltd.	51,600	792,707
Calbee Inc.	17,200	526,497
Canon Inc.	154,800	2,666,132
Canon Marketing Japan Inc.	17,500	370,624
Capcom Co. Ltd.	17,200	946,049
Casio Computer Co. Ltd.	34,500	521,097
Cawachi Ltd.	17,500	496,843
Central Japan Railway Co.	26,300	3,166,113
Chiba Bank Ltd. (The)	172,000	883,528
Chubu Electric Power Co. Inc.	103,200	1,156,484
Chugai Pharmaceutical Co. Ltd.	103,200	3,969,459
Chugoku Bank Ltd. (The)	34,400	296,813
Chugoku Electric Power Co. Inc. (The)	51,600	649,072
Citizen Watch Co. Ltd.	68,800	181,641
CKD Corp.	34,400	567,630
Coca-Cola Bottlers Japan Holdings Inc.	34,425	485,059
Colowide Co. Ltd.(b)	17,900	266,942
COMSYS Holdings Corp.	17,500	442,941
Concordia Financial Group Ltd.	189,200	620,773

Security	Shares	Value

Japan (continued)
Corona Corp.	34,500	$310,216
Cosmo Energy Holdings Co. Ltd.	17,200	250,086
CyberAgent Inc.	17,200	1,077,674
Dai Nippon Printing Co. Ltd.	34,400	638,049
Daibiru Corp.	34,700	391,014
Daifuku Co. Ltd.	17,200	1,765,410
Dai-ichi Life Holdings Inc.	172,000	2,544,461
Daiichi Sankyo Co. Ltd.	259,800	6,829,256
Daikin Industries Ltd.	37,500	6,987,756
Daikyonishikawa Corp.	51,900	285,961
Daio Paper Corp.	34,700	501,547
Daiseki Co. Ltd.	17,200	436,005
Daito Trust Construction Co. Ltd.	17,200	1,561,393
Daiwa House Industry Co. Ltd.	86,000	2,250,364
Daiwa House REIT Investment Corp.	347	802,940
Daiwa Securities Group Inc.	309,600	1,246,811
Daiwa Securities Living Investments Corp.	345	336,948
DCM Holdings Co. Ltd.	34,500	427,042
DeNA Co. Ltd.	17,500	298,474
Denso Corp.	68,800	3,183,991
Dentsu Group Inc.	34,400	984,220
DIC Corp.	17,200	417,249
Disco Corp.	4,200	1,126,134
DMG Mori Co. Ltd.	34,700	460,055
Duskin Co. Ltd.	17,200	437,980
East Japan Railway Co.	51,600	2,693,526
EDION Corp.	34,500	338,928
Eiken Chemical Co. Ltd.	17,200	328,073
Eisai Co. Ltd.	34,400	2,661,772
Electric Power Development Co. Ltd.	21,600	291,333
ENEOS Holdings Inc.	498,800	1,672,846
EPS Holdings Inc.	34,700	313,342
Euglena Co. Ltd.(a)	17,200	143,800
Fancl Corp.	17,800	558,485
FANUC Corp.	34,400	7,255,787
Fast Retailing Co. Ltd.	9,400	6,537,919
FCC Co. Ltd.	17,500	333,963
Financial Products Group Co. Ltd.	51,600	223,103
Fuji Corp./Aichi	34,500	689,076
Fuji Electric Co. Ltd.	34,400	1,036,541
Fuji Oil Holdings Inc.	17,500	552,420
FUJIFILM Holdings Corp.	51,600	2,624,917
Fujitec Co. Ltd.	34,700	753,150
Fujitsu Ltd.	34,400	4,022,766
Fukuoka Financial Group Inc.	36,932	614,002
Fukuoka REIT Corp.	519	627,030
Furukawa Electric Co. Ltd.	17,200	428,602
Future Corp.	17,200	294,180
Glory Ltd.	17,200	360,980
GLP J-REIT	688	1,059,575
GMO internet Inc.	17,500	466,042
GMO Payment Gateway Inc.	6,400	781,787
Godo Steel Ltd.	17,500	318,730
Hachijuni Bank Ltd. (The)	120,400	442,258
Hakuhodo DY Holdings Inc.	51,600	654,995
Hamamatsu Photonics KK	34,400	1,724,278
Hankyu Hanshin Holdings Inc.	34,400	1,046,413
Haseko Corp.	51,600	615,508
Hazama Ando Corp.	68,800	426,463
Heiwa Real Estate REIT Inc.	345	372,589

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Heiwado Co. Ltd.	17,500	$354,721
Hino Motors Ltd.	51,600	392,898
Hirogin Holdings Inc.	34,400	186,248
Hisamitsu Pharmaceutical Co. Inc.	17,200	818,538
Hitachi Construction Machinery Co. Ltd.	17,200	421,198
Hitachi Ltd.	155,400	5,205,766
Hitachi Metals Ltd.	34,400	454,433
Hitachi Transport System Ltd.	17,500	553,257
Hokkaido Electric Power Co. Inc.	51,600	199,904
Hokuetsu Corp.	17,200	56,598
Hokuhoku Financial Group Inc.	34,500	325,397
Hokuriku Electric Power Co.	34,500	245,863
Honda Motor Co. Ltd.	240,800	5,608,839
Hoshino Resorts REIT Inc.	172	809,489
House Foods Group Inc.	17,200	568,452
Hoya Corp.	51,600	5,824,373
Hulic Co. Ltd.	51,600	476,809
Hulic Reit Inc.	347	455,408
Ibiden Co. Ltd.	17,500	707,265
Ichigo Inc.	100,100	282,471
Ichigo Office REIT Investment Corp.	689	444,878
Idemitsu Kosan Co. Ltd.	34,447	693,619
Iida Group Holdings Co. Ltd.	34,500	621,422
Iino Kaiun Kaisha Ltd.	86,000	294,509
Industrial & Infrastructure Fund Investment Corp.	172	292,206
Infomart Corp.	86,000	710,771
Inpex Corp.	172,000	809,489
Invesco Office J-Reit Inc.	4,496	556,517
Invincible Investment Corp.	1,548	492,357
Isetan Mitsukoshi Holdings Ltd.	68,800	332,351
Isuzu Motors Ltd.	86,000	693,495
Ito En Ltd.	17,200	1,087,545
ITOCHU Corp.	206,400	4,935,910
Itochu-Shokuhin Co. Ltd.	17,200	898,336
Itoham Yonekyu Holdings Inc.	68,800	459,369
Iyo Bank Ltd. (The)	34,400	214,877
J Front Retailing Co. Ltd.	86,000	650,717
JAC Recruitment Co. Ltd.	34,700	414,913
Japan Airlines Co. Ltd.(a)	19,700	342,404
Japan Best Rescue System Co. Ltd.	17,200	163,379
Japan Excellent Inc.	345	379,520
Japan Exchange Group Inc.	86,000	2,091,592
Japan Hotel REIT Investment Corp.	860	413,794
Japan Logistics Fund Inc.	175	490,650
Japan Post Bank Co. Ltd.	51,600	410,174
Japan Post Holdings Co. Ltd.	206,400	1,411,473
Japan Post Insurance Co. Ltd.	34,400	542,950
Japan Prime Realty Investment Corp.	172	464,798
Japan Real Estate Investment Corp.	172	842,395
Japan Retail Fund Investment Corp.	516	741,867
Japan Securities Finance Co. Ltd.	51,700	243,317
Japan Tobacco Inc.	189,200	3,565,372
JFE Holdings Inc.(a)	68,800	479,112
JGC Holdings Corp.	34,400	281,347
JSP Corp.	17,200	244,163
JSR Corp.	34,500	774,220
JTEKT Corp.	34,500	271,934
Kadokawa Corp.	34,700	1,048,900
Kajima Corp.	68,800	731,831
Kakaku.com Inc.	34,500	914,478

Security	Shares	Value

Japan (continued)
Kamei Corp.	34,500	$346,518
Kansai Electric Power Co. Inc. (The)	120,400	1,095,163
Kansai Paint Co. Ltd.	34,400	884,844
Kao Corp.	77,400	5,493,668
KDDI Corp.	275,800	7,367,242
Keihan Holdings Co. Ltd.	17,200	651,540
Keikyu Corp.	34,400	479,112
Keio Corp.	17,200	995,408
Keisei Electric Railway Co. Ltd.	17,200	479,606
Keiyo Co. Ltd.	69,700	527,384
Kenedix Inc.	68,800	356,044
Kewpie Corp.	17,500	357,901
KEY Coffee Inc.	38,200	780,517
Keyence Corp.	29,300	13,243,017
Kikkoman Corp.	23,800	1,179,300
Kinden Corp.	17,200	269,172
Kintetsu Group Holdings Co. Ltd.	34,400	1,368,892
Kirin Holdings Co. Ltd.	120,400	2,164,067
Kitz Corp.	51,600	278,385
Kiyo Bank Ltd. (The)	34,500	514,497
Kobe Steel Ltd.(a)	51,600	199,904
Koei Tecmo Holdings Co. Ltd.	28,220	1,382,116
Kohnan Shoji Co. Ltd.	17,500	596,781
Koito Manufacturing Co. Ltd.	17,200	825,942
Kokuyo Co. Ltd.	34,500	466,644
Komatsu Ltd.	137,600	3,081,324
Komori Corp.	34,700	221,729
Konami Holdings Corp.	17,200	669,638
Konica Minolta Inc.	68,800	173,744
Konishi Co. Ltd.	34,500	500,966
Kose Corp.	3,100	393,801
Kubota Corp.	154,800	2,680,939
Kuraray Co. Ltd.	51,600	474,835
Kurita Water Industries Ltd.	17,200	510,044
Kyocera Corp.	51,600	2,828,770
KYORIN Holdings Inc.	34,700	627,016
Kyowa Exeo Corp.	17,500	402,765
Kyowa Kirin Co. Ltd.	34,500	854,745
Kyushu Electric Power Co. Inc.	68,800	576,514
Kyushu Financial Group Inc.	86,000	400,631
Kyushu Railway Co.	17,200	365,093
Lasertec Corp.	17,200	1,487,354
Lawson Inc.	17,200	790,568
Leopalace21 Corp.(a)	120,400	187,729
Lifull Co. Ltd.(a)	51,600	192,994
Lintec Corp.	34,700	766,759
Lion Corp.	34,500	705,247
LIXIL Group Corp.	51,600	1,113,541
M3 Inc.	68,800	4,624,618
Makita Corp.	34,400	1,513,679
Mani Inc.	11,700	292,444
Marubeni Corp.	240,800	1,251,220
Maruha Nichiro Corp.	17,200	359,005
Marui Group Co. Ltd.	34,400	616,660
Marusan Securities Co. Ltd.	51,700	230,459
Matsuda Sangyo Co. Ltd.	17,500	239,717
Matsui Securities Co. Ltd.	34,700	276,498
Matsumotokiyoshi Holdings Co. Ltd.	13,000	479,386
Mazda Motor Corp.	86,000	449,168
McDonald’s Holdings Co. Japan Ltd.	17,200	814,425

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mebuki Financial Group Inc.	309,690	$619,143
Medipal Holdings Corp.	34,500	614,492
Megmilk Snow Brand Co. Ltd.	17,500	378,659
MEIJI Holdings Co. Ltd.	17,200	1,243,849
MINEBEA MITSUMI Inc.	68,800	1,233,319
Ministop Co. Ltd.	34,700	433,833
Mirait Holdings Corp.	34,700	492,253
MISUMI Group Inc.	51,600	1,525,196
Mitsubishi Chemical Holdings Corp.	223,600	1,253,820
Mitsubishi Corp.	206,400	4,591,383
Mitsubishi Electric Corp.	258,000	3,307,060
Mitsubishi Estate Co. Ltd.	189,200	2,812,481
Mitsubishi Gas Chemical Co. Inc.	17,200	311,456
Mitsubishi Heavy Industries Ltd.	34,400	735,286
Mitsubishi Materials Corp.	17,200	314,088
Mitsubishi Motors Corp.(a)	120,400	218,825
Mitsubishi UFJ Financial Group Inc.	1,909,200	7,491,428
Mitsubishi UFJ Lease & Finance Co. Ltd.	68,800	289,573
Mitsui & Co. Ltd.	258,000	4,022,766
Mitsui Chemicals Inc.	34,400	877,276
Mitsui Fudosan Co. Ltd.	154,800	2,627,632
Mitsui Mining & Smelting Co. Ltd.	17,200	430,247
Mitsui OSK Lines Ltd.	17,200	384,836
Mitsuuroko Group Holdings Co. Ltd.	17,200	205,169
Mizuho Financial Group Inc.	378,420	4,638,849
Monex Group Inc.	68,800	164,530
Money Forward Inc.(a)	13,800	1,244,825
MonotaRO Co. Ltd.	34,400	1,908,552
Mori Hills REIT Investment Corp.	617	758,413
Mori Trust Sogo REIT Inc.	347	413,585
MOS Food Services Inc.	17,200	468,089
MS&AD Insurance Group Holdings Inc.	68,800	1,872,026
Murata Manufacturing Co. Ltd.	86,300	5,999,064
Nabtesco Corp.	17,200	640,023
Nagase & Co. Ltd.	17,500	227,162
Nagoya Railroad Co. Ltd.	34,400	913,472
NEC Corp.	44,000	2,209,681
NET One Systems Co. Ltd.	17,200	513,335
Neturen Co. Ltd.	34,500	157,748
Nexon Co. Ltd.	68,800	1,921,056
NGK Insulators Ltd.	34,500	489,416
NGK Spark Plug Co. Ltd.	34,500	602,281
NHK Spring Co. Ltd.	34,500	206,921
Nichicon Corp.	34,500	277,544
Nichi-Iko Pharmaceutical Co. Ltd.	34,700	343,880
Nichirei Corp.	17,200	432,386
Nidec Corp.	69,000	6,930,362
Nihon M&A Center Inc.	34,400	2,010,561
Nihon Parkerizing Co. Ltd.	34,500	338,928
Nihon Unisys Ltd.	17,900	526,521
Nikkiso Co. Ltd.	17,500	166,563
Nikkon Holdings Co. Ltd.	34,700	661,537
Nikon Corp.	51,600	310,469
Nintendo Co. Ltd.	17,900	9,756,476
Nippon Building Fund Inc.	232	1,171,762
Nippon Express Co. Ltd.	17,200	962,502
Nippon Light Metal Holdings Co. Ltd.	16,810	264,194
Nippon Paint Holdings Co. Ltd.	17,200	1,544,940
Nippon Paper Industries Co. Ltd.	17,500	197,030
Nippon Parking Development Co. Ltd.	344,000	421,198

Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	345	$1,135,259
Nippon Sanso Holdings Corp.	34,500	503,936
Nippon Sheet Glass Co. Ltd.(a)	51,600	178,186
Nippon Signal Co. Ltd.	34,500	298,996
Nippon Steel Corp.(a)	120,428	1,159,468
Nippon Suisan Kaisha Ltd.	68,800	263,907
Nippon Telegraph & Telephone Corp.	206,400	4,335,703
Nippon Yusen KK	34,500	631,983
Nipro Corp.	34,400	360,980
Nishimatsuya Chain Co. Ltd.	51,700	835,785
Nishi-Nippon Financial Holdings Inc.	51,600	347,488
Nissan Chemical Corp.	17,200	908,207
Nissan Motor Co. Ltd.(a)	326,800	1,144,144
Nisshin Seifun Group Inc.	52,000	781,443
Nisshinbo Holdings Inc.	34,500	228,372
Nissin Electric Co. Ltd.	17,500	174,096
Nissin Foods Holdings Co. Ltd.	17,200	1,487,354
Nitori Holdings Co. Ltd.	17,200	3,545,628
Nitto Denko Corp.	34,400	2,405,433
Nitto Kohki Co. Ltd.	17,500	290,104
Nomura Holdings Inc.	498,800	2,216,306
Nomura Real Estate Holdings Inc.	20,000	348,383
Nomura Real Estate Master Fund Inc.	688	820,019
Nomura Research Institute Ltd.	59,610	1,764,807
North Pacific Bank Ltd.	169,100	355,864
NSD Co. Ltd.	51,800	908,259
NSK Ltd.	68,800	545,583
NTT Data Corp.	103,200	1,159,939
NTT DOCOMO Inc.	178,000	6,618,385
Obayashi Corp.	120,400	1,001,990
Obic Co. Ltd.	12,000	2,129,329
Odakyu Electric Railway Co. Ltd.	51,600	1,240,394
Oji Holdings Corp.	154,800	650,059
Okabe Co. Ltd.	51,900	391,707
Olympus Corp.	189,200	3,599,759
Omron Corp.	34,400	2,467,955
Ono Pharmaceutical Co. Ltd.	68,800	1,955,937
Orient Corp.	253,700	279,085
Oriental Land Co. Ltd.	34,400	4,799,350
ORIX Corp.	206,400	2,399,839
Orix JREIT Inc.	516	723,111
Osaka Gas Co. Ltd.	68,800	1,304,396
OSG Corp.	17,500	260,809
OSJB Holdings Corp.	134,100	306,580
Otsuka Corp.	17,200	793,036
Otsuka Holdings Co. Ltd.	68,800	2,537,058
Outsourcing Inc.	34,400	317,544
Pan Pacific International Holdings Corp.	68,800	1,462,346
Panasonic Corp.	361,200	3,319,350
Park24 Co. Ltd.(a)	17,500	235,699
Penta-Ocean Construction Co. Ltd.	68,800	435,018
PeptiDream Inc.(a)	17,200	793,859
Persol Holdings Co. Ltd.	34,500	518,457
Pigeon Corp.	17,200	790,568
Proto Corp.	35,000	374,976
Raiznext Corp.	17,300	199,577
Rakuten Inc.	154,800	1,502,985
Recruit Holdings Co. Ltd.	206,400	7,838,225
Relia Inc.	40,900	463,617
Relo Group Inc.	19,400	463,566

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Renesas Electronics Corp.(a)	137,600	$1,133,285
Rengo Co. Ltd.	34,400	264,236
Resona Holdings Inc.	344,000	1,127,033
Ricoh Co. Ltd.	120,400	785,468
Ringer Hut Co. Ltd.	34,700	749,167
Rohm Co. Ltd.	17,200	1,316,243
Rohto Pharmaceutical Co. Ltd.	17,300	539,487
Round One Corp.	51,700	405,034
Royal Holdings Co. Ltd.	34,700	587,849
Ryohin Keikaku Co. Ltd.	35,600	743,057
Saizeriya Co. Ltd.	17,200	297,306
Sakata Seed Corp.	17,200	605,472
San ju San Financial Group Inc.	17,500	218,122
Sanrio Co. Ltd.	17,200	315,405
Santen Pharmaceutical Co. Ltd.	68,800	1,222,131
Sanwa Holdings Corp.	51,600	586,386
SBI Holdings Inc.	51,700	1,183,452
Secom Co. Ltd.	34,400	2,894,088
Sega Sammy Holdings Inc.	34,500	431,003
Seibu Holdings Inc.	86,100	858,200
Seikagaku Corp.	51,900	475,609
Seiko Epson Corp.	51,600	594,284
Seino Holdings Co. Ltd.	34,500	444,863
Sekisui Chemical Co. Ltd.	51,600	799,617
Sekisui House Ltd.	103,200	1,704,370
Sekisui House Reit Inc.	1,204	840,750
Sekisui Kasei Co. Ltd.	34,400	182,958
Senshu Ikeda Holdings Inc.	117,300	178,407
Seven & i Holdings Co. Ltd.	120,400	3,661,293
Seven Bank Ltd.	117,100	267,715
SG Holdings Co. Ltd.	34,400	827,588
Sharp Corp.	34,000	390,281
Shikoku Electric Power Co. Inc.	34,500	248,173
Shimachu Co. Ltd.	17,500	925,722
Shimadzu Corp.	34,400	977,639
Shimano Inc.	13,300	3,023,479
Shimizu Corp.	103,800	718,875
Shin-Etsu Chemical Co. Ltd.	52,600	6,988,846
Shin-Etsu Polymer Co. Ltd.	68,800	608,762
Shinko Electric Industries Co. Ltd.	34,500	599,641
Shinsei Bank Ltd.	34,500	413,182
Shionogi & Co. Ltd.	51,600	2,430,442
Shiseido Co. Ltd.	68,800	4,244,882
Shizuoka Bank Ltd. (The)	121,000	810,216
Showa Denko KK	17,200	290,725
SKY Perfect JSAT Holdings Inc.	29,000	123,446
SMC Corp.	9,200	4,866,654
Sodick Co. Ltd.	34,700	255,918
Softbank Corp.	448,800	5,205,376
SoftBank Group Corp.	245,300	15,939,572
Sohgo Security Services Co. Ltd.	17,200	798,795
Sojitz Corp.	252,000	552,018
Sompo Holdings Inc.	51,600	1,920,562
Sony Corp.	206,400	17,125,632
Square Enix Holdings Co. Ltd.	17,200	1,006,926
Stanley Electric Co. Ltd.	34,400	974,020
Star Micronics Co. Ltd.	17,500	233,858
Subaru Corp.	103,200	1,881,075
SUMCO Corp.	51,600	782,342
Sumitomo Chemical Co. Ltd.	310,200	1,008,877

Security	Shares	Value

Japan (continued)
Sumitomo Corp.	172,000	$1,883,050
Sumitomo Dainippon Pharma Co. Ltd.	34,400	402,112
Sumitomo Electric Industries Ltd.	120,400	1,319,286
Sumitomo Forestry Co. Ltd.	34,500	540,898
Sumitomo Heavy Industries Ltd.	17,200	365,257
Sumitomo Metal Mining Co. Ltd.	34,400	1,060,562
Sumitomo Mitsui Construction Co. Ltd.	68,800	264,565
Sumitomo Mitsui Financial Group Inc.	206,400	5,688,142
Sumitomo Mitsui Trust Holdings Inc.	51,600	1,373,910
Sumitomo Realty & Development Co. Ltd.	51,600	1,375,638
Sumitomo Rubber Industries Ltd.	34,500	301,306
Sundrug Co. Ltd.	17,200	637,555
Suntory Beverage & Food Ltd.	17,200	592,309
Suzuken Co. Ltd.	17,200	619,457
Suzuki Motor Corp.	51,600	2,199,935
Sysmex Corp.	34,400	3,224,794
Systena Corp.	17,200	312,114
T&D Holdings Inc.	86,000	853,090
Taiheiyo Cement Corp.	19,300	451,207
Taisei Corp.	34,400	1,067,802
Taiyo Yuden Co. Ltd.	17,300	635,470
Takara Bio Inc.	17,500	476,086
Takara Holdings Inc.	51,600	518,271
Takasago Thermal Engineering Co. Ltd.	17,500	231,347
Takashimaya Co. Ltd.	39,400	292,466
Takeda Pharmaceutical Co. Ltd.	240,800	7,460,792
Takeuchi Manufacturing Co. Ltd.	17,500	378,659
Tatsuta Electric Wire and Cable Co. Ltd.	51,700	277,441
TBS Holdings Inc.	17,500	268,844
TDK Corp.	17,200	2,008,915
Teijin Ltd.	34,500	526,707
Terumo Corp.	103,200	3,787,817
THK Co. Ltd.	34,400	904,588
TIS Inc.	51,600	987,676
Tobu Railway Co. Ltd.	34,400	972,374
Tocalo Co. Ltd.	51,600	512,347
Toda Corp.	34,400	195,462
Toho Co. Ltd.	34,400	1,359,020
Toho Gas Co. Ltd.	17,200	886,818
Toho Holdings Co. Ltd.	17,500	322,580
Tohoku Electric Power Co. Inc.	69,400	612,080
Tokai Rika Co. Ltd.	17,500	272,025
Tokai Tokyo Financial Holdings Inc.	137,600	351,437
Tokio Marine Holdings Inc.	103,200	4,599,281
Tokuyama Corp.	17,200	380,723
Tokyo Electric Power Co. Holdings Inc.(a)	240,800	619,621
Tokyo Electron Ltd.	25,200	6,725,464
Tokyo Gas Co. Ltd.	68,800	1,556,786
Tokyo Seimitsu Co. Ltd.	17,200	577,501
Tokyo Steel Manufacturing Co. Ltd.	34,500	218,471
Tokyo Tatemono Co. Ltd.	51,600	590,335
Tokyu Construction Co. Ltd.	51,600	226,558
Tokyu Corp.	86,000	1,015,975
Tokyu Fudosan Holdings Corp.	86,000	373,484
Tokyu REIT Inc.	347	470,677
TOMONY Holdings Inc.	86,000	258,313
Topcon Corp.	36,200	358,399
Toppan Forms Co. Ltd.	34,400	329,719
Toppan Printing Co. Ltd.	35,000	442,941
Topre Corp.	17,500	174,933

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toray Industries Inc.	223,600	$1,006,136
Toshiba Corp.	68,800	1,730,201
Tosoh Corp.	68,800	1,112,225
TOTO Ltd.	17,200	780,696
Towa Bank Ltd. (The)	51,600	338,603
Toyo Construction Co. Ltd.	68,800	261,932
Toyo Seikan Group Holdings Ltd.	34,500	321,107
Toyo Suisan Kaisha Ltd.	17,200	855,558
Toyo Tire Corp.	34,700	511,837
Toyobo Co. Ltd.	17,500	231,849
Toyoda Gosei Co. Ltd.	17,500	441,601
Toyota Boshoku Corp.	17,500	252,104
Toyota Industries Corp.	34,400	2,211,288
Toyota Motor Corp.	326,800	21,266,696
Toyota Tsusho Corp.	34,400	953,947
Trend Micro Inc.	17,200	962,502
TS Tech Co. Ltd.	17,200	473,025
TSI Holdings Co. Ltd.	68,900	161,474
Tsukui Holdings Corp.	34,500	171,609
Tsumura & Co.	17,200	504,285
Tsuruha Holdings Inc.	6,300	881,060
Ube Industries Ltd.	17,500	299,144
Unicharm Corp.	68,800	3,185,307
United Super Markets Holdings Inc.	34,400	370,522
United Urban Investment Corp.	516	549,367
Ushio Inc.	34,500	384,470
USS Co. Ltd.	51,600	942,759
Uzabase Inc.(a)	17,200	581,615
VT Holdings Co. Ltd.	68,900	240,563
Wacom Co. Ltd.	51,600	337,616
Wakita & Co. Ltd.	34,700	358,485
Welcia Holdings Co. Ltd.	17,200	674,574
West Japan Railway Co.	17,200	733,805
Yakult Honsha Co. Ltd.	17,200	832,523
Yamada Holdings Co. Ltd.	86,000	417,907
Yamaguchi Financial Group Inc.	17,200	111,223
Yamaha Corp.	17,800	837,727
Yamaha Motor Co. Ltd.	51,600	731,995
Yamato Holdings Co. Ltd.	51,600	1,359,350
Yaskawa Electric Corp.	34,400	1,327,760
Yokogawa Electric Corp.	51,600	753,220
Yokohama Rubber Co. Ltd. (The)	20,700	295,233
Yoshinoya Holdings Co. Ltd.	17,300	316,907
Z Holdings Corp.	498,800	3,459,727
Zensho Holdings Co. Ltd.	17,900	416,594
Zeon Corp.	17,200	208,131
Zojirushi Corp.	17,200	306,685
ZOZO Inc.	34,400	872,340

		655,890,986

New Zealand — 1.1%
a2 Milk Co. Ltd. (The)(a)(b)	114,693	1,109,721
Air New Zealand Ltd.(a)	94,866	89,030
Argosy Property Ltd.	148,993	136,872
Auckland International Airport Ltd.(a)	194,860	901,481
Chorus Ltd.	94,351	525,042
Contact Energy Ltd.	112,572	549,063
Fisher & Paykel Healthcare Corp. Ltd.	97,791	2,262,053
Fletcher Building Ltd.(a)	128,614	348,504
Goodman Property Trust	169,515	277,840
Infratil Ltd.	109,863	393,538

Security	Shares	Value

New Zealand (continued)
Kiwi Property Group Ltd.	245,024	$199,182
Mercury NZ Ltd.	114,052	403,267
Meridian Energy Ltd.	208,154	729,116
Metlifecare Ltd.(a)(c)	64,597	255,299
Precinct Properties New Zealand Ltd.	154,696	180,962
Pushpay Holdings Ltd.(a)	27,899	167,790
Ryman Healthcare Ltd.	62,343	576,835
SKYCITY Entertainment Group Ltd.	109,032	201,766
Spark New Zealand Ltd.	256,287	760,517
Summerset Group Holdings Ltd.	33,585	230,842
Z Energy Ltd.	80,161	149,929

		10,448,649

Singapore — 3.0%
ARA LOGOS Logistics Trust	322,400	140,482
Ascendas REIT	447,267	943,339
Ascott Residence Trust(b)	515,330	313,236
CapitaLand Ltd.	327,100	615,633
CapitaLand Mall Trust	626,530	793,773
CapitaLand Retail China Trust	238,575	204,418
CDL Hospitality Trusts	304,100	220,475
City Developments Ltd.	86,000	399,297
ComfortDelGro Corp. Ltd.	378,700	374,401
COSCO Shipping International Singapore Co. Ltd.(a)	550,400	73,763
DBS Group Holdings Ltd.	277,900	4,141,534
ESR-REIT	1,597,382	409,435
Far East Hospitality Trust(b)	327,100	134,146
First REIT	373,100	109,293
First Resources Ltd.	86,600	76,738
Fortune REIT	172,000	143,281
Frasers Centrepoint Trust(b)	222,267	343,452
Frasers Logistics & Commercial Trust	371,283	334,440
Genting Singapore Ltd.(b)	997,600	471,221
Golden Agri-Resources Ltd.	755,000	77,960
Jardine Cycle & Carriage Ltd.	17,200	223,707
Keppel Corp. Ltd.(b)	234,000	752,296
Keppel REIT	264,300	192,588
Lippo Malls Indonesia Retail Trust	1,066,400	68,724
Mapletree Commercial Trust	362,495	456,603
Mapletree Industrial Trust	236,300	526,073
Mapletree Logistics Trust	445,120	635,653
Mapletree North Asia Commercial Trust	397,900	253,514
OUE Commercial Real Estate Investment Trust	799,130	190,199
Oversea-Chinese Banking Corp. Ltd.	515,475	3,178,542
Raffles Medical Group Ltd.	218,200	123,042
Sabana Shari’ah Compliant Industrial REIT	495,080	126,897
SATS Ltd.(b)	160,600	350,486
Sembcorp Industries Ltd.(b)	185,300	214,408
Sembcorp Marine Ltd.(a)(b)	1,713,908	150,618
Sheng Siong Group Ltd.	105,400	128,904
Silverlake Axis Ltd.	1,238,400	226,730
Singapore Airlines Ltd.	174,400	432,967
Singapore Exchange Ltd.	128,100	812,410
Singapore Post Ltd.(b)	172,000	83,764
Singapore Press Holdings Ltd.	213,700	154,935
Singapore Technologies Engineering Ltd.	336,800	860,807
Singapore Telecommunications Ltd.	1,221,200	1,815,479
Soilbuild Business Space REIT	593,748	195,669
Starhill Global REIT	327,100	99,412
Suntec REIT(b)	316,100	310,197
United Overseas Bank Ltd.	204,300	2,841,199

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.(b)	86,000	$391,739
Venture Corp. Ltd.	51,600	727,804
Wilmar International Ltd.	275,200	814,213
Wing Tai Holdings Ltd.(b)	134,100	175,788
Yangzijiang Shipbuilding Holdings Ltd.	438,600	295,505
Yanlord Land Group Ltd.(b)	202,500	155,712
Yoma Strategic Holdings Ltd.(a)(b)	817,833	152,726

		28,439,627

Total Common Stocks — 99.3% (Cost: $912,499,136)		945,035,724

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)	7,517	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	3

Total Warrants — 0.0% (Cost: $0)		3

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	8,967,342	8,973,619

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	80,000	$80,000

		9,053,619

Total Short-Term Investments — 1.0% (Cost: $9,053,041)		9,053,619

Total Investments in Securities — 100.3% (Cost: $921,552,177)		954,089,346

Other Assets, Less Liabilities — (0.3)%		(2,555,225)

Net Assets — 100.0%		$951,534,121

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,055,965	$3,921,181	(a)	$—		$(2,084)	$(1,443)	$8,973,619	8,967,342	$36,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	98,000	—		(18,000	)(a)	—	—	80,000	80,000	21		—

						$(2,084)	$(1,443)	$9,053,619		$36,808		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI Pacific ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	14	12/17/20	$1,448	$(21,034)
TOPIX Index	29	12/10/20	4,363	(202,125)

				$(223,159)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$943,896,723	$—		$1,139,001	$945,035,724
Rights	—	0	(a)	—	0	(a)
Warrants	—	—		3	3
Money Market Funds	9,053,619	—		—	9,053,619

	$952,950,342	$0	(a)	$1,139,004	$954,089,346

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(223,159)	$—		$—	$(223,159)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt